UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21327

Dreyfus Premier Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/2005

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus Premier
Blue Chip Fund

ANNUAL REPORT November 30, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
26	Report of Independent Registered
Public Accounting Firm
27	Important Tax Information
28	Board Members Information
30	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Blue Chip Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Blue Chip Fund, covering the 12-month period from December 1, 2004, through November 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio managers, David B. Duchow and Timothy R. O’Brien of Wisconsin Capital Management, LLC, the fund’s sub-investment adviser.

The U.S. economy demonstrated remarkable resiliency over the past year, expanding at a steady pace despite the headwinds of soaring energy prices, higher interest rates and the dislocations caused by the Gulf Coast hurricanes. However, after rallying in the final weeks of 2004, the U.S. stock market traded within a relatively narrow range for much of 2005, when investors responded cautiously to uncertainty regarding future business conditions.

As the end of 2005 approaches, the U.S. economy and financial markets may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on consumer spending may set the tone for the financial markets in 2006.As always, we encourage you to discuss these and other market forces with your financial advisor.

Thank you for your continued confidence and support.

The Dreyfus Corporation
December 15, 2005

2

DISCUSSION OF FUND PERFORMANCE

David B. Duchow and Timothy R. O’Brien, Portfolio Managers Wisconsin Capital Management, LLC, Sub-Investment Adviser

How did Dreyfus Premier Blue Chip Fund perform relative to its benchmark?

For the 12-month period ended November 30, 2005, the fund produced total returns of –1.95% for Class A shares, –2.66% for Class B shares, –1.25% for Class C shares, –1.72 for Class J shares, –1.80% for Class R shares and –2.35% for Class T shares.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced an 8.44% total return for the same period.2

Despite periodic bouts of volatility, stock prices generally rose in a growing U.S. economy. The fund produced lower returns than its benchmark, primarily due to our focus on large growth stocks, which, despite increasingly attractive valuations, strong business fundamentals and dominant market positions, have not yet returned to favor and have continued to lag smaller, more economically sensitive companies.

What is the fund’s investment approach?

The fund seeks long-term growth of capital and income. To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of blue-chip companies with market capitalizations of $1 billion or more if the company is included in the S&P 500 Index or the Dow Jones Industrial Index, or $2 billion or more if the stock is not part of either index. The fund normally invests 10% to 20% of its assets in income-producing securities, including dividend-paying common stocks, preferred stocks and fixed-income securities.

When selecting investments, we analyze the quality of the company and the company’s market valuation relative to its intrinsic business value. The fund typically invests in higher-quality companies when

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

their shares are trading at substantial discounts to our estimates of their intrinsic values.We generally look for companies with:

  Leading market positions
  High barriers to market entry and other competitive advantages
  High returns on equity and invested capital
  Consistent operating history
  Capable management
  Solid balance sheets
  Good growth prospects

The fund seeks competitive after-tax returns by holding securities for the long term, a strategy designed to give the fund greater tax efficiency. We expect that capital growth will be accompanied by dividend income and growth of dividend income over time.

What other factors influenced the fund’s performance?

Despite rising interest rates, soaring energy prices and the Gulf Coast hurricanes, the U.S. economy continued to grow at a relatively moderate pace.The economy and corporate earnings were supported, in part, by persistently robust consumer spending, as individuals apparently felt comfortable spending at a time in which rising housing values produced a pronounced “wealth effect.” However, as has been the case for some time, most of the stock market’s gains were concentrated among small- and midcap companies that tend to be relatively sensitive to economic ups and downs.Although the growing economy also benefited the business fundamentals of larger, blue-chip companies, their stocks generally continued to languish. In addition, company-specific problems hurt the stocks of a handful of leading companies in the health care and financial sectors. However, we remain confident that our focus on well-established companies with stable earnings, high returns on equity, positive cash flows and strong balance sheets will fare better when they return to favor among investors.

During the reporting period, the fund received disappointing results from for-profit education providers, which were hurt by industry-wide issues that we regard as temporary. Results from the financial

4

sector were hindered by accounting-related issues at government-sponsored mortgage agency Fannie Mae, and some consumer discretionary companies suffered amid concerns that high energy prices might constrain consumer spending. On the other hand, the fund participated in gains among a variety of holdings, including drug distributors McKesson and Cardinal Health, insurer American International Group, pharmaceutical manufacturer Schering-Plough and food company Nestle.

What is the fund’s current strategy?

It is difficult to remember a time when we have been more enthusiastic about the prospects of blue-chip companies. As of the reporting period’s end, many of the world’s most recognizable and successful companies were selling at valuations well below their historical norms. In addition, we have identified a number of long-term secular trends — ranging from a recovery in corporate spending to the aging of the baby boom generation — that appear to us poised to support business conditions in certain industries. Accordingly, we have added to many of the fund’s positions during this period of relative weakness. In our view, the fund is well-positioned as the economy moves to the next phase of its cycle and investors once again recognize the intrinsic value of large-cap growth companies.

December 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided for
Class J reflects the absorption of certain expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 25, 2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s Class J shares return would have been lower. Performance figures for each share class represent the performance of the predecessor fund for the period prior to
February 25, 2005.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class R, Class T and Class J shares of Dreyfus Premier Blue Chip Fund on 8/1/02 (inception date) to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

As of the close of business on February 25, 2005, Dreyfus Premier Blue Chip Fund (the “fund”) commenced operations after all of the assets of another mutual fund advised by the fund’s sub-investment adviser,Thompson Plumb Blue Chip Fund (“predecessor fund”), were transferred to the fund in exchange for Class J shares of the fund in a tax-free reorganization. Class J shares are closed to new investors. On that date, the fund began to offer Class A, B, C, R and T shares, which are subject to sales charges and additional expenses that the Class J shares are not.The performance figures for Class A, Class B, Class C, Class R and Class T shares in the line graph above include the performance of the predecessor fund from August 1, 2002, to February 25, 2005, and are adjusted to reflect the applicable sales loads and expenses. The fund’s performance shown in the line graph takes into account the maximum initial sales charges on Class A and Class T shares, the applicable contingent deferred sales charge on Class B shares and all other applicable fees and expenses on all classes.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance. The index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 11/30/05

	Inception		From
	Date	1 Year	Inception

Class A shares
with maximum sales charge (5.75%)	8/1/02	(7.56)%	6.38%
without sales charge	8/1/02	(1.95)%	8.29%
Class B shares
with applicable redemption charge †	8/1/02	(6.42)%	7.30%
without redemption	8/1/02	(2.66)%	8.06%
Class C shares
with applicable redemption charge ††	8/1/02	(2.20)%	8.52%
without redemption	8/1/02	(1.25)%	8.52%
Class J shares	8/1/02	(1.72)%	8.37%
Class R shares	8/1/02	(1.80)%	8.34%
Class T shares
with applicable sales charge (4.5%)	8/1/02	(6.73)%	6.68%
without sales charge	8/1/02	(2.35)%	8.16%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The performance figures for Class A, Class B, Class C, Class R and Class T shares shown in the table include the performance of the predecessor fund from August 1, 2002, to February 25, 2005, and are adjusted to reflect the applicable sales loads and expenses.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Blue Chip Fund from June 1, 2005 to November 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2005
	Class A	Class B	Class C	Class R	Class T	Class J

Expenses paid
per $1,000 †	$ 7.28	$ 11.16	$ 8.99	$ 6.68	$ 10.47	$ 5.89
Ending value
(after expenses)	$974.20	$970.20	$982.00	$974.30	$969.60	$975.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2005
	Class A	Class B	Class C	Class R	Class T	Class J

Expenses paid
per $1,000 †	$ 7.44	$ 11.41	$ 9.15	$ 6.83	$ 10.71	$ 6.02
Ending value
(after expenses)	$1,017.70	$1,013.74	$1,015.99	$1,018.30	$1,014.44	$1,019.10

† Expenses are equal to the fund’s annualized expense ratio of 1.47% for Class A, 2.26% for Class B, 1.81% for
Class C, 1.35% for Class R, 2.12% for Class T and 1.19% Class J; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
November 30, 2005

Common Stocks—99.2%	Shares		Value ($)

Consumer Discretionary—16.4%
Cabela’s, Cl. A	40,000	[a]	696,000
Interpublic Group of Cos.	77,500	[a]	722,300
Kohl’s	13,500	[a]	621,000
Liberty Media, Cl. A	86,900	[a]	667,392
Time Warner	33,000		593,340
Viacom, Cl. B	21,300		711,420
Wal-Mart Stores	16,200		786,672
			4,798,124
Consumer Staples—7.9%
Altria Group	3,000		218,370
Coca-Cola	28,000		1,195,320
Nestle, ADR	12,000		889,869
			2,303,559
Energy—2.1%
Chevron	6,000		343,860
Exxon Mobil	4,800		278,544
			622,404
Financial—21.9%
American International Group	22,200		1,490,508
Bank of America	11,000		504,790
Berkshire Hathaway, Cl. B	300	[a]	886,500
Citigroup	5,800		281,590
Doral Financial	50,000		505,000
Fannie Mae	18,400		884,120
Freddie Mac	4,000		249,800
JPMorgan Chase & Co.	9,700		371,025
Marsh & McLennan Cos.	40,000		1,235,600
			6,408,933

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Health Care—18.6%
Bristol-Myers Squibb	23,200	500,888
Cardinal Health	23,200	1,483,640
McKesson	10,000	503,000
Merck & Co.	27,500	808,500
Pfizer	40,600	860,720
Wright Medical Group	35,700 [a]	692,223
Wyeth	14,500	602,620
		5,451,591
Industrial—12.8%
Career Education	42,500 [a]	1,585,250
Cendant	24,700	438,919
Corinthian Colleges	110,000 [a]	1,332,100
General Electric	11,000	392,920
		3,749,189
Information Technology—19.5%
BISYS Group	64,700 [a]	866,980
Electronic Data Systems	67,000	1,544,350
First Data	19,000	822,130
Lexmark International, Cl. A	4,000 [a]	190,480
Microsoft	52,200	1,446,462
Sabre Holdings, Cl. A	24,600	562,602
Unisys	45,000 [a]	276,750
		5,709,754
Total Common Stocks
(cost $27,540,242)		29,043,554

10

Other Investment—.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $135,000)	135,000 [b]	135,000

Total Investments (cost $27,675,242)	99.7%	29,178,554
Cash and Receivables (Net)	.3%	97,574
Net Assets	100.0%	29,276,128

ADR—American Depository Receipts.
[a] Non-income producing.
[b] Investment in affiliated money market mutual fund.

Portfolio Summary †

	Value (%)		Value (%)

Financial	21.9	Consumer Staples	7.9
Information Technology	19.5	Energy	2.1
Health Care	18.6	Money Market Investments	.5
Consumer Discretionary	16.4
Industrial	12.8		99.7

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2005

	Cost	Value

Assets ($):
Investments in securities-See Statement of Investments:
Unaffiliated issuers	27,540,242	29,043,554
Affiliated issuers	135,000	135,000
Cash		22,188
Dividends and interest receivable		61,778
Receivable for shares of Beneficial Interest subscribed		1,038
Prepaid expenses		39,609
		29,303,167

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		16,713
Payable for shares of Beneficial Interest redeemed		4,254
Accrued expenses		6,072
		27,039

Net Assets ($)		29,276,128

Composition of Net Assets ($):
Paid-in capital		26,587,899
Accumulated undistributed investment income—net		120,149
Accumulated net realized gain (loss) on investments		1,064,768
Accumulated net unrealized appreciation
(depreciation) on investments		1,503,312

Net Assets ($)		29,276,128

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T	Class J

Net Assets ($)	646,263	39,257	20,826	1,064.470	965	28,567,753
Shares Outstanding	51,777	3,168	1,657	85.164	77.580	2,283,384

Net Asset Value
Per Share ($)	12.48	12.39	12.57	12.50	12.44	12.51

See notes to financial statements.
12

STATEMENT OF OPERATIONS
Year Ended November 30, 2005

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	453,622
Affiliated issuers	16,719
Interest	24,891
Total Income	495,232
Expenses:
Investment advisory fee—Note 3(a)	251,245
Registration fees	86,656
Professional fees	56,648
Shareholder servicing costs—Note 3(c)	19,587
Administrative and accounting services fees—Note 3(a)	11,369
Prospectus and shareholders’ reports	6,554
Custodian fees—Note 3(c)	6,085
Trustees’ fees and expenses—Note 3(d)	4,159
Loan commitment fees—Note 2	131
Distribution fees—Note 3(b)	83
Miscellaneous	14,250
Total Expenses	456,767
Less—reduction in expenses due to
undertaking—Note 3(a)	(87,620)
Net Expenses	369,147
Investment Income—Net	126,085

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,073,101
Net change in unrealized appreciation (depreciation) on investments	(1,806,313)
Net Realized and Unrealized Gain (Loss) on Investments	(733,212)
Net (Decrease) in Net Assets Resulting from Operations	(607,127)

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2005 [a]	2004 [b]

Operations ($):
Investment income—net	126,085	208,603
Net realized gain (loss) on investments	1,073,101	919,353
Net change in unrealized appreciation
(depreciation) on investments	(1,806,313)	1,437,963
Net Increase (Decrease) in Net Assets
Resulting from Operations	(607,127)	2,565,919

Dividends to Shareholders from ($):
Investment income—net;
Class J shares	(201,887)	(80,433)
Net realized gain on investments;
Class J shares	(864,523)	—
Total Dividends	(1,066,410)	(80,433)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	675,769	—
Class B shares	39,932	—
Class C shares	20,020	—
Class J shares	6,719,241	15,254,001
Class R shares	1,096	—
Class T shares	1,000	—
Dividends reinvested;
Class J shares	982,799	47,658
Cost of shares redeemed:
Class A shares	(24,127)	—
Class J shares	(6,684,159)	(4,669,508)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	1,731,571	10,632,151
Total Increase (Decrease) in Net Assets	58,034	13,117,637

Net Assets ($):
Beginning of Period	29,218,094	16,100,457
End of Period	29,276,128	29,218,094
Undistributed investment income—net	120,149	197,868

14

	Year Ended November 30,

	2005 [a]	2004 [b]

Capital Share Transactions:
Class A
Shares sold	53,675	—
Shares redeemed	(1,898)	—
Net Increase (Decrease) in Shares Outstanding	51,777	—

Class B
Shares sold	3,168	—

Class C
Shares sold	1,657	—

Class R
Shares sold	85	—

Class T
Shares sold	78	—

Class J
Shares sold	519,276	1,217,767
Shares issued for dividends reinvested	74,966	3,955
Shares redeemed	(525,621)	(372,236)
Net Increase (Decrease) in Shares Outstanding	68,621	849,486

[a]	The fund commenced offering six classes of shares on February 25, 2005.The existing shares were redesignated
	Class J shares and the fund added Class A, Class B, Class C, Class R and Class T shares.
[b]	Represents information for Class J shares’ predecessor,Thompson Plumb Blue Chip Fund.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class J shares represents the financial highlights of the fund’s predecessor, Thompson Plumb Blue Chip Fund, before the fund commenced operations as of the close of business on February 25, 2005 and represents the performance of the fund’s Class J shares thereafter. Before the fund commenced operations, substantially all of the assets of the Thompson Plumb Blue Chip Fund were transferred to the fund’s Class J shares in a tax-free reorganization.Total return for the periods before the fund commenced operations shows how much an investment in the Thompson Plumb Blue Chip Fund held for the entire period would have increased (or decreased) during those periods, assuming all dividends and distributions were reinvested. Total return for the period since the fund commenced operations reflects how much an investment in the fund’s Class A, Class B, Class C, Class R and Class T shares held for the entire period would have increased (or decreased), assuming all dividends and distributions were reinvested.

		Year Ended November 30, [a]

	Class A	Class B	Class C	Class R	Class T
	Shares	Shares	Shares	Shares	Shares

Per Share Data ($):
Net asset value, beginning of period	12.89	12.89	12.89	12.89	12.89
Investment Operations:
Investment income (loss)—net [b]	.02	(.04)	.02	.03	(.03)
Net realized and unrealized
gain (loss) on investments	(.43)	(.46)	(.34)	(.42)	(.42)
Total from Investment Operations	(.41)	(.50)	(.32)	(.39)	(.45)
Net asset value, end of period	12.48	12.39	12.57	12.50	12.44

Total Return (%) [c]	(3.18)[d]	(3.88)[d]	(2.48)[d]	(3.03)	(3.57)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [b]	1.54	2.45	2.99	4.35	2.85
Ratio of net expenses
to average net assets [b]	1.12	1.73	1.39	.99	1.50
Ratio of net investment income
(loss) to average net assets [b]	.15	(.39)	.29	.25	(.26)
Portfolio Turnover Rate [b]	37.31	37.31	37.31	37.31	37.31

Net Assets, end of period ($ x 1,000)	646	39	21	1	1

[a]	From February 25, 2005 (commencement to operations) to November 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
[d]	Exclusive of sales charge.
See notes to financial statements.

16

		Year Ended November 30,

Class J Shares	2005 [a]	2004	2003	2002 [b]

Per Share Data ($):
Net asset value, beginning of period	13.19	11.79	10.40	10.00
Investment Operations:
Investment income—net	.05[c]	.10	.05	.03
Net realized and unrealized
gain (loss) on investments	(.25)	1.36	1.37	.37
Total from Investment Operations	(.20)	1.46	1.42	.40
Distributions:
Dividends from investment income—net	(.09)	(.06)	(.03)	—
Dividends from net realized
gain on investments	(.39)	—	—	—
Total Distributions	(.48)	(.06)	(.03)	—
Net asset value, end of period	12.51	13.19	11.79	10.40

Total Return (%)	(1.72)	12.40	13.74	4.00[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.47	1.70	2.18	3.36[e]
Ratio of net expenses
to average net assets	1.19	1.20	1.20	1.20[e]
Ratio of net investment income
to average net assets	.40	.88	.76	1.02[e]
Portfolio Turnover Rate	37.31	23.64	21.30	5.98[d]

Net Assets, end of period ($ x 1,000)	28,568	29,200	16,100	6,100

[a]	The fund commenced offering six classes of shares on February 25, 2005.The existing shares were redesignated
Class J shares.
[b]	From August 1, 2002 (commencement of operations) through November 30, 2002.
[c]	Based on average shares outstanding at each month end.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Blue Chip Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks a high level of long-term capital appreciation.The Dreyfus Corporation (“Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Effective February 25, 2005, Wisconsin Capital Management, Inc. (“Wisconsin Capital”), formerly known as Thompson Plumb & Associates, Inc. (“TPA”), serves as the fund’s sub-investment adviser.

On February 25, 2005, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board, all of the assets, subject to the liabilities, of Thompson Plumb Blue Chip Fund, a series of Thompson Plumb Funds, Inc., were transferred to Dreyfus Premier Blue Chip Fund in exchange for shares of Beneficial Interest of Dreyfus Premier Blue Chip Fund’s Class J shares of equal value on the close of business on February 25, 2005. Holders of Thompson Plumb Blue Chip Fund received Dreyfus Premier Blue Chip Fund, Class J shares, in an amount equal to the aggregate net asset value of their investment in Thompson Plumb Blue Chip Fund at the time of the exchange. The net asset value of Dreyfus Premier Blue Chip Fund’s Class J shares on February 25,2005,before and after the reorganization,was $12.89 per share and a total of 2,503,409 Class J shares representing net assets of $32,260,194 (including $2,968,698 net unrealized appreciation on investments) were issued to Thompson Plumb Blue Chip Fund’s shareholders in the exchange. The exchange was a tax-free event to share-holders.The fund is designed to have the same investment objective and substantially similar investment policies and strategies as the Thompson Plumb Blue Chip Fund. Class J shares are closed to new investors.

18

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R, Class T and Class J shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Class J shares were created in connection with the reorganization of the Thompson Plumb Blue Chip Fund and are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of November 30, 2005, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held 78 shares of each of the following Class R and Class T shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

In the normal course of business, the fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of loss to be remote.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts.For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price on the principal exchange.

20

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank, Mellon Bank, N.A., whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2005, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $152,355, undistributed capital gains $1,090,652 and unrealized appreciation $1,445,222.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2005 and November 30, 2004, respectively, were as follows: ordinary income $238,002 and 80,433 and long-term capital gains $828,408 and $0, respectively.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended November 30, 2005, the fund did not borrow under the Facility.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from February 25, 2005 until February 25, 2007, to waive receipt of its fees and/or assume the expenses of the fund, so that annual fund operating expenses for Class J shares, exclusive of taxes, interest, brokerage commissions, commitment fees and extraordinary expenses, do not exceed 1.20% . Dreyfus had undertaken from February 25, 2005 through November 30, 2005, for Class A, Class B, Class C, Class R and Class T shares, to reduce the management fee paid by the fund, if the aggregate expenses, exclusive of taxes, brokerage fee, interest on borrowings, commitment fees, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.20% of the value of their average daily net assets. Prior to the reorganization date of Thompson Plumb Blue Chip Fund into the fund, Thompson Plumb Blue Chip Fund paid an advisory fee to TPA computed at the annual

22

rate of .85% of average daily net assets up to $50 million and .80% of average daily net assets in excess of $50 million. The reduction in expenses, pursuant to the undertaking, amounted to $87,620 during the period ended November 30, 2005.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Wisconsin Capital, Dreyfus has agreed to pay Wisconsin Capital a monthly fee in the amount of 100% of the management fee paid by the fund to Dreyfus for such month,less certain fees waived or expenses paid or reimbursed by Dreyfus, on the fund’s assets attributable to accounts of shareholders who have an adviser-client relationship with Wisconsin Capital (including the accounts of all shareholders of Thompson Plumb Blue Chip Fund as of the reorganization date who continue as shareholders of the fund following the reorganization of Thompson Plumb Blue Chip Fund), plus, with respect to all other assets of the fund, 50% of the net management fee paid to the manager on such net assets.

Pursuant to an Administrative and Accounting Services Agreement with Thompson Plumb Balanced Fund, TPA maintained Thomas Plumb Blue Chip Fund’s financial records in accordance with the Act, prepared all necessary statements of Thompson Plumb Blue Chip Fund and calculated the net asset value per share of Thompson Plumb Blue Chip Fund on a daily basis.As compensation for its services,Thompson Plum Blue Chip Fund paid TPA a fee computed daily and payable monthly at the annual rate of .15% of net assets up to $30 million, .10% of net assets in excess of $30 million and .025% of net assets in excess of $100 million, with a minimum fee of $30,000 per year.The calculation of daily net asset value was subcontracted to U.S. Bancorp Fund Services, resulting in a fee paid to TPA in the amount of $11,369 for the period ended February 25, 2005. This agreement was terminated as of the close of business on February 25, 2005, due to the reorganization.

During the period ended November 30, 2005, the Distributor advised the fund that it retained $391 from commissions earned on sales of the fund’s Class A shares.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended November 30, 2005, Class B, Class C and Class T shares were charged $62, $19 and $2, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2005, Class A, Class B, Class C and Class T shares were charged $488, $21, $6 and $2, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for Class A, Class B, Class C, Class R and Class T shares of the fund. During the period ended November 30, 2005, the fund was charged $5,211 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2005, the fund was charged $2,676 pursuant to the custody agreement.

24

During the period ended November 30, 2005, the fund was charged $3,453 for services performed by the Chief Compliance Officer which is included in miscellaneous expenses.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of:investment advisory fees $18,057,Rule 12b-1 distribution plan fees $25,shareholder services plan fees $140, custodian fees $1,122, chief compliance officer fees $1,548 and transfer agency per account fees $1,041 which are offset against an expense reimbursement currently in effect in the amount of $5,220.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2005, amounted to $12,666,994 and $11,031,415, respectively.

At November 30, 2005, the cost of investments for federal income tax purposes was $27,733,332; accordingly, accumulated net unrealized appreciation on investments was $1,445,222, consisting of $3,276,938 gross unrealized appreciation and $1,831,716 gross unrealized depreciation.

The Fund 25

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
Dreyfus Premier Blue Chip Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dreyfus Premier Blue Chip Fund (the “Fund”, prior to February 25, 2005 known as Thompson Plumb Blue Chip Fund) (one of the series constituting Dreyfus Premier Manager Funds II) at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 20, 2006

26

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates $.3693 per share as a long-term capital gain distribution of the $.4754 per share paid on December 17, 2004.The fund also hereby designates 100% of the ordinary dividends paid during the fiscal year ended November 30, 2005 as qualifying for the corporate dividends received deduction. For the fiscal year ended November 30, 2005, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $238,002 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2006 of the percentage applicable to the preparation of their 2005 income tax returns.

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 193

———————
David P. Feldman (66)
Board Member (1996)

Principal Occupation During Past 5 Years:
• Corporate Director & Trustee

Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director
  QMED, a medical device company, Director

No. of Portfolios for which Board Member Serves: 58

———————

Ehud Houminer (65)
Board Member (1993)

Principal Occupation During Past 5 Years:
  Executive-in-Residence at the Columbia Business School, Columbia University
  Principal of Lear,Yavitz and Associates, a management consulting firm (1996 to 2001)
Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman
No. of Portfolios for which Board Member Serves: 36
28

Gloria Messinger (76)
Board Member (1993)

Principal Occupation During Past 5 Years:
  Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
  Consultant in Intellectual Property
Other Board Memberships and Affiliations:
  Yale Law School Fund, Director
  Theater for a New Audience, Inc., Director
  Brooklyn Philharmonic, Director
  New York Women’s Agenda Music Performance Trust Fund, Director
No. of Portfolios for which Board Member Serves: 25

———————

T. John Szarkowski (79)
Board Member (1996)

Principal Occupation During Past 5 Years:
• Consultant in Photography
Other Board Memberships and Affiliations:
• Photography Department at The Museum of Modern Art, Director Emeritus

No. of Portfolios for which Board Member Serves: 25

———————
Anne Wexler (75)
Board Member (1996)

Principal Occupation During Past 5 Years:

  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs
Other Board Memberships and Affiliations:
  Wilshire Mutual Funds (5 funds), Director
  Methanex Corporation, a methanol producing company, Director
  Member of the Council of Foreign Relations
  Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 36

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member

The Fund 29

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
September 2003.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since September 2003.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
September 2003.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

30

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
September 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since September 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2003.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 31

NOTES

For More Information

Dreyfus Premier	Custodian

Blue Chip Fund
Mellon Bank, N.A.
200 Park Avenue
One Mellon Bank Center
New York, NY 10166
Pittsburgh, PA 15258

Investment Adviser	Transfer Agent &

The Dreyfus Corporation	Dividend Disbursing Agent

200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue

Sub-Investment Adviser	New York, NY 10166

Wisconsin Capital Management, LLC	Distributor

1200 John Q. Hammons Drive
Dreyfus Service Corporation
Madison,WI 53717
200 Park Avenue

New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
9	Comparing Your Fund’s Expenses
With Those of Other Funds
10	Statement of Investments
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
25	Financial Highlights
32	Notes to Financial Statements
41	Report of Independent Registered
Public Accounting Firm
42	Important Tax Information
43	Board Members Information
45	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Balanced Opportunity Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Balanced Opportunity Fund, covering the 12-month period from December 1, 2004, through November 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Thomas Plumb of Wisconsin Capital Management, LLC, the fund’s sub-investment adviser.

The U.S. economy demonstrated remarkable resiliency over the past year, expanding at a steady pace despite the headwinds of soaring energy prices, higher interest rates and the dislocations caused by the Gulf Coast hurricanes. However, after rallying in the final weeks of 2004, the U.S. stock market traded within a relatively narrow range for much of 2005, when investors responded cautiously to uncertainty regarding future business conditions.While most sectors of the fixed-income market also failed to advance robustly, generally low inflation expectations helped them withstand the potentially eroding effects of rising short-term interest rates.

As the end of 2005 approaches, the U.S. economy and financial markets may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on consumer spending may set the tone for the financial markets in 2006.As always, we encourage you to discuss these and other market forces with your financial advisor.

Thank you for your continued confidence and support.

The Dreyfus Corporation
December 15, 2005

2

DISCUSSION OF FUND PERFORMANCE

Thomas Plumb, Primary Portfolio Manager

Wisconsin Capital Management, LLC, Sub-Investment Adviser

How did Dreyfus Premier Balanced Opportunity Fund perform relative to its benchmarks?

For the 12-month period ended November 30, 2005, the fund produced total returns of 0.77% for Class A shares, –0.02% for Class B shares, 0.06% for Class C shares, 0.97% for Class J shares, 0.95% for Class R shares, 0.52% for Class T shares and 0.70% for Class Z shares.1 In comparison, the fund’s benchmarks, the Standard & Poor’s Composite Stock Price Index (“S&P 500 Index”) and the Lehman Brothers Intermediate Government/Credit Bond Index, achieved total returns of 8.44% and 1.63%, respectively, for the same period.2

Stock prices generally rose in a growing U.S. economy, while bonds held up remarkably well in a rising interest-rate environment. The fund produced lower returns than its benchmarks, primarily due to our current focus on blue-chip stocks, which, despite increasingly attractive valuations and strong business fundamentals, have continued to lag smaller, more economically sensitive companies.

What is the fund’s investment approach?

The fund seeks high total return through a combination of capital appreciation and current income.To pursue this goal, the fund invests in a diversified mix of stocks and fixed-income securities. When allocating assets, the portfolio managers assess the relative return and risk of each asset class, analyzing several factors, including general economic conditions, anticipated future changes in interest rates and the outlook for stocks generally.

When choosing stocks, the portfolio managers look for companies that possess most of the following characteristics: leading market positions; high barriers to market entry and other competitive or technological advantages; high returns on equity and assets; good growth prospects; strong management; and relatively low debt burdens.The fund’s equity

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

portfolio may include large company stocks, smaller company stocks, growth stocks and value stocks that the portfolio managers believe can provide competitive returns under different market environments.This flexible approach to equity investing enables the fund to invest wherever the portfolio managers believe opportunity exists.

The fund normally invests at least 25% of its assets in fixed-income senior securities.The fund generally invests in investment-grade fixed-income securities, although it may invest up to 5% of its total assets in securities rated below investment grade. The dollar-weighted average portfolio maturity of the fund’s fixed-income securities normally will not exceed 10 years.

What other factors influenced the fund’s performance?

Despite soaring energy prices and the Gulf Coast hurricanes, the U.S. economy continued to grow at a relatively moderate pace. While stocks generally fared well in this environment, most of the stock market’s gains continued to be concentrated among small- and mid-cap companies that tend to be relatively sensitive to economic ups and downs.The growing economy also benefited the business fundamentals of larger, blue-chip companies, but their stocks generally continued to languish. Although short- and intermediate-term bonds lost some of their value when short-term interest rates rose, income contributions helped them produce generally positive total returns. However, we remain confident that growing companies with stable earnings, high returns on equity, positive cash flows and strong balance sheets will return to favor among investors.

During the reporting period, the fund received disappointing results from for-profit education providers, which were hurt by industry-wide issues that we regard as temporary. Results from the financial sector were hindered by accounting-related problems at government-sponsored mortgage agency Fannie Mae, and some consumer discretionary companies suffered amid concerns that high energy prices might constrain consumer spending. On the other hand, the fund participated in gains in a variety of holdings, including drug distributors McKesson

4

and Cardinal Health, insurer American International Group, pharmaceutical manufacturer Schering-Plough and food company Nestle.

Because interest rates historically have tended to erode the value of fixed-income securities, the fund’s bond portfolio focused mainly on short-term corporate bonds that we believed offered attractive yields and ready liquidity.

What is the fund’s current strategy?

It is difficult to remember a time when we have been more enthusiastic about the prospects of blue-chip stocks. As of the end of the reporting period, many of the world’s most recognizable and successful companies were selling at valuations well below their historical norms. Accordingly, we have added to many of the fund’s positions during this period of relative weakness. In addition, we have identified a number of long-term secular trends — from a recovery in corporate spending to the aging of the baby boom generation — that appear poised to support business conditions in certain industries. Among bonds, we recently have seen signs that the steady rise of interest rates may be nearing an end, and we are prepared to extend the maturities of the fund’s holdings.

December 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 30, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Lehman Brothers Intermediate
Government/Credit Bond Index is a widely accepted, unmanaged index of government and corporate bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt, with an average maturity of 1-10 years.Total returns are calculated on a month-end basis.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class R, Class T and Class J shares of Dreyfus Premier Balanced Opportunity Fund on 11/30/95 to a $10,000 investment made in both the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and the Lehman Brothers Intermediate Government/Credit Bond Index (the “Lehman Index”) on that date. All dividends and capital gain distributions are reinvested.

As of the close of business on January 30, 2004, Dreyfus Premier Balanced Opportunity Fund (the “fund”) commenced operations after all of the assets of another mutual fund advised by the fund’s sub-investment adviser,Thompson Plumb Balanced Fund (“predecessor fund”), were transferred to the fund in exchange for Class J shares of the fund in a tax-free reorganization. Class J shares are closed to new investors. On that date, the fund began to offer Class A, B, C, R and T shares, which are subject to sales charges and additional expenses that the Class J shares are not.The performance figures for Class A, Class B, Class C, Class R and Class T shares in the line graph above include the performance of the predecessor fund from November 30, 1995, to January 30, 2004, and are adjusted to reflect the applicable sales loads and expenses. The fund’s performance shown in the line graph takes into account the maximum initial sales charges on Class A and Class T shares and all other applicable fees and expenses on all classes.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Lehman Index is a widely accepted, unmanaged index of government and corporate bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt, with an average maturity of 1-10 years.The indices do not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 11/30/05

	1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (5.75%)	(5.04)%	4.16%	9.99%
without sales charge	0.77%	5.39%	10.65%
Class B shares
with applicable redemption charge †	(3.97)%	4.76%	10.65%
without redemption	(0.02)%	5.09%	10.65%
Class C shares
with applicable redemption charge ††	(0.93)%	5.12%	10.50%
without redemption	0.06%	5.12%	10.50%
Class J shares	0.97%	5.49%	10.70%
Class R shares	0.95%	5.44%	10.67%
Class T shares
with applicable sales charge (4.5%)	(4.02)%	4.33%	10.09%
without sales charge	0.52%	5.30%	10.60%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The performance figures for Class A, Class B, Class C, Class R and Class T shares shown in the table include the performance of the predecessor fund from November 30, 1995, to January 30, 2004, and are adjusted to reflect the applicable sales loads and expenses. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Balanced Opportunity Fund from June 1, 2005 to November 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2005
	Expenses paid	Ending value
	per $1,000 †	(after expenses)

Class A	$5.95	994.80
Class B	$9.88	991.10
Class C	$9.59	991.60
Class R	$5.10	995.30
Class T	$7.25	993.70
Class J	$4.85	995.80
Class Z	$5.45	995.30

† Expenses are equal to the fund’s annualized expense ratio of 1.19% for Class A, 1.98% for Class B, 1.92% for
Class C, 1.02% for Class R, 1.45% for Class T, .97% for Class J and 1.09% for Class Z, multiplied by the aver-
age account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2005
	Expenses paid	Ending value
	per $1,000 †	(after expenses)

Class A	$6.02	1,019.10
Class B	$10.00	1,015.14
Class C	$9.70	1,015.44
Class R	$5.16	1,019.95
Class T	$7.33	1,017.80
Class J	$4.91	1,020.21
Class Z	$5.52	1,019.60

† Expenses are equal to the fund’s annualized expense ratio of 1.19% for Class A, 1.98% for Class B, 1.92% for
Class C, 1.02% for Class R, 1.45% for Class T, .97% for Class J and 1.09% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 9

STATEMENT OF INVESTMENTS
November 30, 2005

Common Stocks—69.1%	Shares		Value ($)

Consumer Discretionary—9.6%
Cabela’s, Cl. A	775,000	[a,b]	13,485,000
Catalina Marketing	120,000		3,176,400
Interpublic Group of Cos.	800,000	[a]	7,456,000
Kohl’s	290,000	[a]	13,340,000
Liberty Media, Cl. A	700,000	[a]	5,376,000
Time Warner	750,000		13,485,000
Viacom, Cl. B	420,000		14,028,000
Wal-Mart Stores	390,000		18,938,400
			89,284,800
Consumer Staples—4.4%
Altria Group	23,000		1,674,170
Coca-Cola	400,000		17,076,000
Nestle, ADR	265,000		19,651,278
Procter & Gamble	40,000		2,287,600
			40,689,048
Energy—4.0%
Chevron	330,000		18,912,300
ConocoPhillips	12,000		726,120
Exxon Mobil	305,000		17,699,150
			37,337,570
Financial—15.5%
American Express	8,000		411,360
American International Group	349,999		23,498,933
Bank of America	400,000		18,356,000
Berkshire Hathaway, Cl. A	200	[a]	17,878,000
Citigroup	375,000		18,206,250
Doral Financial	1,000,000		10,100,000
Fannie Mae	420,000		20,181,000
Fifth Third Bancorp	7,200		289,944
JPMorgan Chase & Co.	415,000		15,873,750
Marsh & McLennan Cos.	590,000		18,225,100
Wachovia	12,200		651,480
			143,671,817
Health Care—13.0%
Bristol-Myers Squibb	350,000		7,556,500
Cardinal Health	425,000		27,178,750

10

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Johnson & Johnson	22,200	1,370,850
McKesson	300,000	15,090,000
Merck & Co.	625,000	18,375,000
Pfizer	1,025,000	21,730,000
Schering-Plough	62,900	1,215,228
Wright Medical Group	800,000 [a]	15,512,000
Wyeth	300,000	12,468,000
		120,496,328
Industrial—7.9%
Career Education	625,000 [a]	23,312,500
Corinthian Colleges	2,200,000 [a]	26,642,000
Danaher	9,000	499,500
General Electric	585,000	20,896,200
Tyco International	15,100	430,652
United Parcel Service, Cl. B	9,000	701,100
United Technologies	8,800	473,792
		72,955,744
Information Technology—14.6%
BISYS Group	1,000,000 [a]	13,400,000
Cisco Systems	46,900 [a]	822,626
Dell	32,100 [a]	968,136
Electronic Data Systems	1,000,000	23,050,000
First Data	420,000	18,173,400
Fiserv	320,000 [a]	14,563,200
Intel	44,600	1,189,928
International Business Machines	20,300	1,804,670
Lexmark International, Cl. A	100,000 [a]	4,762,000
Microsoft	1,100,000	30,481,000
Oracle	70,600 [a]	887,442
Sabre Holdings, Cl. A	730,000	16,695,100
Unisys	1,450,000 [a]	8,917,500
		135,715,002
Telecommunication Services—.1%
AT&T	50,200	1,250,482
Total Common Stocks
(cost $608,760,812)		641,400,791

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Preferred Stocks—2.4%	Shares	Value ($)

Auto Manufacturing—.5%
General Motors,
Cum., $1.84	300,000	4,635,000
Banking—.2%
BancWest Capital I,
Cum., $2.375	50,000	1,262,500
Financial—1.1%
Citigroup Capital VII,
Cum., $1.78	300,000	7,678,140
General Motors Acceptance,
Cum., $1.825	112,800	2,397,000
		10,075,140
Telecommunications—.6%
Verizon South,
Cum., Ser. F, $ 1.75	220,000	5,616,886
Total Preferred Stocks
(cost $24,037,562)		21,589,526

	Principal
Bonds and Notes—27.6%	Amount ($)	Value ($)

Airlines—.0%
US Airways,
Enhanced Equipment Notes,
Ser. CL C, 8.93%, 4/15/2008	114,798 [c]	11
Auto Manufacturing—.3%
Ford Motor,
Notes:
8.875%, 4/1/2006	1,015,000	1,012,462
7.25%, 10/1/2008	500,000 [b]	433,750
General Motors,
Notes, 7.10%, 3/15/2006	1,650,000 [b]	1,608,750
		3,054,962
Auto Parts & Equipment—.2%
Johnson Controls,
Notes, 6.30%, 2/1/2008	2,000,000	2,052,408
Banking—1.2%
Bank of America Corp.:
Sr. Notes, 4.375%, 12/1/2010	665,000	647,264
Sub. Notes, 7.125%, 3/1/2009	3,200,000	3,408,061

12

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Banking (continued)
US Bank,
Notes, 2.85%, 11/15/2006	4,000,000	3,915,808
Wachovia,
Sub. Notes, 6.40%, 4/1/2008	2,000,000	2,069,420
Wells Fargo Bank,
Sub. Notes, 7.55%, 6/21/2010	1,000,000	1,104,594
		11,145,147
Chemicals—.2%
Chevron Phillips Chemical,
Notes, 5.375%, 6/15/2007	1,500,000	1,506,560
Computers—.0%
International Business Machines,
Notes, 4.75%, 11/29/2012	65,000 [b]	64,410
Consumer Staples—1.2%
Altria Group,
Notes, 6.375%, 2/1/2006	10,315,000	10,337,765
Kimberly-Clark,
Notes, 5%, 8/15/2013	260,000	262,095
Miller Brewing,
Notes, 4.25%, 8/15/2008	135,000 [d]	132,449
		10,732,309
Electric Utilities—.3%
Public Service Co. of Colorado,
1st Mortgage, Ser. 12, 4.875%, 3/1/2013	149,000	147,397
TXU Energy,
Sr. Notes, 7%, 3/15/2013	300,000	317,933
Wisconsin Energy,
Sr. Notes, 5.875%, 4/1/2006	886,000	889,183
Wisconsin Power & Light,
Notes, 7%, 6/15/2007	1,500,000	1,542,592
		2,897,105
Financial—8.0%
Bear Stearns,
Sr. Unsub. Notes, Ser. INC1, 3.50%, 2/15/2009	1,182,000	1,119,573
Boeing Capital:
Bonds, 5.80%, 1/15/2013	80,000 [b]	83,500
Sr. Notes, 5.65%, 5/15/2006	1,935,000	1,945,989

The Fund 13

STATEMENT OF INVESTMENTS (continued)
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Financial (continued))
Caterpillar Financial Services,
Notes, Ser. F, 3.70%, 8/15/2008	5,000,000	4,861,045
Citicorp,
Sub. Notes, Ser. F, 6.375%, 11/15/2008	5,000,000	5,209,470
Ford Motor Credit,
Notes:
6.875%, 2/1/2006	1,000,000	996,080
4.05%, 3/12/2007	55,000 [e]	51,322
4.83%, 9/28/2007	160,000 [e]	151,190
General Electric Capital:
Debs., 8.75%, 5/21/2007	1,540,000	1,626,379
Notes, Ser. A, 6.125%, 2/22/2011	10,000,000	10,501,460
General Motors Acceptance:
Bonds, 6.15%, 4/5/2007	2,000,000	1,896,002
Notes:
6.125%, 9/15/2006	5,000,000	4,824,400
7.20%, 12/15/2006	2,000,000	1,881,042
6.125%, 2/1/2007	74,000 [b]	71,046
6.75%, 12/1/2014	203,000 [b]	184,474
Goldman Sachs,
Notes:
3.875%, 1/15/2009	250,000 [b]	242,342
7.35%, Ser. B, 10/1/2009	10,000,000	10,779,230
HSBC Finance,
Sr. Unscd. Notes, 4.45%, 9/15/2008	2,500,000	2,468,768
International Lease Finance:
Notes, 4.55%, Ser. O, 10/15/2009	4,000,000	3,948,608
Unsub. Notes, 4.75%, 7/1/2009	10,015,000 [b]	9,848,160
Morgan Stanley:
Notes, 4%, 1/15/2010	10,000,000 [b]	9,591,690
Sub. Notes, 4.75%, 4/1/2014	245,000	233,445
Textron Financial Corp.,
Notes, Ser. E, 5.444%, 4/24/2006	2,000,000	2,009,454
		74,524,669
Industrial—.0%
Emerson Electric,
Bonds, 4.50%, 5/1/2013	200,000	193,755

14

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Insurance—2.3%
Aspen Insurance Holdings,
Sr. Notes, 6%, 8/15/2014	220,000	217,116
Chubb,
Notes, 6%, 11/15/2011	70,000	73,356
Loews,
Notes, 6.75%, 12/15/2006	2,000,000	2,028,044
Marsh & McLennan Cos.,
Sr. Notes:
5.375%, 3/15/2007	10,000,000	10,009,740
7.125%, 6/15/2009	5,000,000	5,283,655
Prudential Financial,
Sr. Notes, 4%, 1/15/2009	4,000,000	3,900,732
		21,512,643
Media—.8%
Knight-Ridder,
Sr. Unscd. Notes, 4.625%, 11/1/2014	296,000	250,410
Liberty Media,
Notes, 3.50%, 9/25/2006	7,000,000	6,959,834
		7,210,244
Mining & Metals—.0%
Alcoa,
Notes, 4.25%, 8/15/2007	55,000 [b]	54,481
Oil & Gas—.0%
ConocoPhillips,
Gtd. Notes, 4.75%, 10/15/2012	115,000 [b]	114,736
Paper & Forest Products—.0%
International Paper,
Notes, 5.85% 10/30/2012	55,000	55,522
Pharmaceutical—2.9%
Cardinal Health,
Notes:
6%, 1/15/2006	3,650,000	3,653,971
6.25%, 7/15/2008	4,000,000	4,105,184
6.75%, 2/15/2011	10,925,000	11,662,011

The Fund 15

STATEMENT OF INVESTMENTS (continued)
	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Pharmaceutical (continued)
Pharmacia,
Notes, 5.875%, 12/1/2008	7,500,000	7,731,345
		27,152,511
Retail—1.2%
Wal-Mart Stores,
Sr. Notes, 6.875%, 8/10/2009	10,000,000	10,658,810
Yum! Brands,
Sr. Notes, 8.875%, 4/15/2011	270,000	310,991
		10,969,801
Software—.1%
Oracle,
Sr. Notes, 6.91%, 2/15/2007	945,000	964,129
Structured Index—.2%
Morgan Stanley Traded Custody Receipts,
Ser. 2002-1, 5.878%, 3/1/2007	1,854,240 [d,f]	1,859,230
Telecommunications—2.6%
AT&T,
Notes, 5.75%, 5/2/2006	5,000,000	5,021,265
British Telecommunications,
Notes, 8.375%, 12/15/2010	266,000	303,431
GTE North,
Debs., Ser. D, 6.90%, 11/1/2008	7,000,000	7,225,099
GTE Northwest,
Debs., Ser. C, 6.30%, 6/1/2010	1,055,000	1,075,536
New Cingular Wireless Services,
Sr. Notes, 7.875%, 3/1/2011	8,000,000	8,969,056
Pacific Bell,
Notes, 6.125%, 2/15/2008	1,000,000	1,013,976
Sprint Capital,
Gtd. Notes, 6.125%, 11/15/2008	211,000	217,208
Verizon Florida,
Sr. Unscd. Debs., Ser. F,
6.125%, 1/15/2013	143,000	144,233
Verizon Wireless Capital,
Notes, 5.375%, 12/15/2006	45,000	45,227
		24,015,031

16

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government & Agencies—6.0%
Federal Home Loan Banks,
Bonds, 4.50%, 7/12/2010	10,300,000	10,174,381
Federal Home Loan Mortgage Corp.,
Notes:
3.75%, 4/15/2007	6,000,000	5,927,790
4.75%, 12/8/2010	5,000,000	4,969,750
Federal National Mortgage Association,
Notes, 5%, 7/27/2015	8,675,000	8,468,153
U.S. Treasury:
Inflation Protection Securities:
3.625%, 4/15/2028	3,620,802 [g]	4,560,351
3.375%, 4/15/2032	1,120,670 [g]	1,416,202
Notes,
4.25%,10/15/2010	20,000,000 [b]	19,839,000
		55,355,627
U.S. Government Agencies/
Mortgage-Backed—.1%
Federal Home Loan Mortgage Corp.:
6.50%, 5/1/2032	42,624	43,702
5.50%, 9/1/2034	30,971	30,583
Federal National Mortgage Association:
8%, 1/1/2030-11/1/2030	191,017	203,790
6%, 5/1/2033-9/2034	317,060	319,081
5.50%, 9/1/2034	125,345	123,639
Government National Mortgage Association I,
6.50%, 6/15/2032	47,856	49,740
		770,535
Total Bonds and Notes
(cost $259,661,865)		256,205,826
Total Unaffiliated
(cost $892,460,239)		919,196,143

Other Investment—.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus
Money Market Fund
(cost $5,709,000)	5,709,000 [h]	5,709,000

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Investment of Cash Collateral
for Securities Loaned—3.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $33,462,398)	33,462,398 [h]	33,462,398
Total Affiliated
(cost $39,171,398)		39,171,398

Total Investments (cost $931,631,637)	103.3%	958,367,541

Liabilities, Less Cash and Receivables	(3.3%)	(30,316,574)

Net Assets	100.0%	928,050,967

ADR—American Depository Receipts.
[a] Non-income producing.
[b] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund’s securities on loan is $32,523,559 and the total market value of the collateral held by the fund is $33,462,398.
[c] Non-income producing—security in default.
[d] Securities exempt from registration under rule 144A of the Securities Act of 1933.These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities amounted to $1,991,679 or .2% of net assets.
[e] Variable rate security—interest rate subject to periodic change.
[f] Security linked to a portfolio of investment grade debt securities.
[g] Principal amount is periodically adjusted based on changes in the Consumer Price Index.
[h] Investments in affiliated money market mutual funds.

Portfolio Summary †

	Value (%)		Value (%)

Financial	24.6	Consumer Staples	5.6
Information Technology	14.6	Money Market Investments	4.2
Health Care	13.0	Energy	4.0
Consumer Discretionary	9.6	Other	13.7
Industrial	7.9
U.S. Government & Agencies	6.1		103.3

† Based on net assets.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2005

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $32,523,559)—Note 1(b):
Unaffiliated issuers	892,460,239	919,196,143
Affiliated issuers	39,171,398	39,171,398
Dividends and interest receivable		5,253,868
Receivable for investment securities sold		4,803,870
Receivable for shares of Beneficial Interest subscribed		674,128
Prepaid expenses		85,006
		969,184,413

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,020,063
Cash overdraft due to Custodian		22,895
Liability for securities on loan—Note 1(b)		33,462,398
Payable for investment securities purchased		4,376,420
Payable for shares of Beneficial Interest redeemed		1,924,186
Interest payable—Note 2		703
Accrued expenses		326,781
		41,133,446

Net Assets ($)		928,050,967

Composition of Net Assets ($):
Paid-in capital		896,955,188
Accumulated undistributed investment income—net		10,744,434
Accumulated net realized gain (loss) on investments		(6,384,559)
Accumulated net unrealized appreciation (depreciation) on investments		26,735,904

Net Assets ($)		928,050,967

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES (continued)
Net Asset Value Per Share

Class A
Net Assets ($)	274,870,928
Shares Outstanding	14,351,818
Net Asset Value Per Share ($)	19.15

Class B
Net Assets ($)	186,376,692
Shares Outstanding	9,838,340
Net Asset Value Per Share ($)	18.94

Class C
Net Assets ($)	157,982,341
Shares Outstanding	8,325,278
Net Asset Value Per Share ($)	18.98

Class R
Net Assets ($)	755,201
Shares Outstanding	39,386
Net Asset Value Per Share ($)	19.17

Class T
Net Assets ($)	2,915,005
Shares Outstanding	152,680
Net Asset Value Per Share ($)	19.09

Class J
Net Assets ($)	204,900,653
Shares Outstanding	10,660,636
Net Asset Value Per Share ($)	19.22

Class Z
Net Assets ($)	100,250,147
Shares Outstanding	5,232,525
Net Asset Value Per Share ($)	19.16

See notes to financial statements.
20

STATEMENT OF OPERATIONS
Year Ended November 30, 2005

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers (net of $78,091 foreign taxes withheld at source)	12,127,463
Affiliated issuers	261,883
Interest	12,094,780
Income on securities lending	159,577
Total Income	24,643,703
Expenses:
Investment advisory fee—Note 3(a)	7,468,083
Shareholder servicing costs—Note 3(c)	2,780,779
Distribution fees—Note 3(b)	2,460,369
Registration fees	246,245
Professional fees	138,006
Prospectus and shareholders’ reports	134,243
Custodian fees—Note 3(c)	67,794
Trustees’ fees and expenses—Note 3(d)	17,604
Loan commitment fees—Note 2	4,239
Interest expense—Note 2	2,090
Miscellaneous	46,311
Total Expenses	13,365,763
Less—reduction in expenses due to undertaking—Note 3(a)	(160,093)
Less—reduction in custody fees due to earnings credits—Note 1(b)	(8,047)
Net Expenses	13,197,623
Investment Income—Net	11,446,080

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	17,777,196
Net change in unrealized appreciation (depreciation) on investments	(27,035,893)
Net Realized and Unrealized Gain (Loss) on Investments	(9,258,697)
Net Increase in Net Assets Resulting from Operations	2,187,383

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2005[a]	2004[b]

Operations ($):
Investment income—net	11,446,080	6,975,367
Net realized gain (loss) on investments	17,777,196	8,020,906
Net change in unrealized appreciation
(depreciation) on investments	(27,035,893)	19,254,136
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,187,383	34,250,409

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,229,931)	—
Class B shares	(876,835)	—
Class C shares	(741,637)	—
Class R shares	(6,234)	—
Class T shares	(22,966)	—
Class J shares	(2,611,167)	(3,108,952)
Class Z shares	(1,311,701)	—
Net realized gain on investments:
Class A shares	(1,382,746)	—
Class B shares	(876,085)	—
Class C shares	(781,129)	—
Class R shares	(3,423)	—
Class T shares	(16,814)	—
Class J shares	(1,468,545)	—
Class Z shares	(712,974)	—
Total Dividends	(13,042,187)	(3,108,952)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	147,734,140	221,057,398
Class B shares	77,739,605	134,953,548
Class C shares	69,755,064	123,396,405
Class R shares	691,063	405,655
Class T shares	1,012,225	2,536,699
Class J shares	23,049,984	62,031,901
Class Z shares	5,709,639	—

22

	Year Ended November 30,

	2005[a]	2004[b]

Beneficial Interest Transactions ($) (continued):
Net assets received in connection with
reorganization—Note 1:
Class Z shares	120,745,007	—
Dividends reinvested:
Class A shares	3,339,248	—
Class B shares	1,559,230	—
Class C shares	1,214,793	—
Class R shares	5,248	—
Class T shares	38,141	—
Class J shares	3,586,646	2,743,173
Class Z shares	1,984,199	—
Cost of shares redeemed:
Class A shares	(88,723,713)	(13,358,077)
Class B shares	(25,583,996)	(4,243,419)
Class C shares	(32,639,622)	(5,278,702)
Class R shares	(351,960)	(10)
Class T shares	(610,617)	(91,511)
Class J shares	(65,232,098)	(52,906,444)
Class Z shares	(25,495,578)	—
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	219,526,648	471,246,616
Total Increase (Decrease) in Net Assets	208,671,844	502,388,073

Net Assets ($):
Beginning of Period	719,379,123	216,991,050
End of Period	928,050,967	719,379,123
Undistributed investment income—net	10,744,434	6,890,078

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended November 30,

	2005[a]	2004[b]

Capital Share Transactions:
Class Ac
Shares sold	7,679,008	11,855,076
Shares issued for dividends reinvested	170,630	—
Shares redeemed	(4,634,047)	(718,849)
Net Increase (Decrease) in Shares Outstanding	3,215,591	11,136,227

Class B [c]
Shares sold	4,073,635	7,259,310
Shares issued for dividends reinvested	80,002	—
Shares redeemed	(1,345,637)	(228,970)
Net Increase (Decrease) in Shares Outstanding	2,808,000	7,030,340

Class C
Shares sold	3,646,655	6,618,891
Shares issued for dividends reinvested	62,233	—
Shares redeemed	(1,717,021)	(285,480)
Net Increase (Decrease) in Shares Outstanding	1,991,867	6,333,411

Class R
Shares sold	35,922	21,559
Shares issued for dividends reinvested	268	—
Shares redeemed	(18,362)	(1)
Net Increase (Decrease) in Shares Outstanding	17,828	21,558

Class T
Shares sold	52,386	135,107
Shares issued for dividends reinvested	1,950	—
Shares redeemed	(31,847)	(4,916)
Net Increase (Decrease) in Shares Outstanding	22,489	130,191

Class J
Shares sold	1,197,567	3,330,826
Shares issued for dividends reinvested	182,992	151,223
Shares redeemed	(3,391,993)	(2,828,675)
Net Increase (Decrease) in Shares Outstanding	(2,011,434)	653,374

Class Z
Shares sold	297,734	—
Shares issued in connection with reorganization—Note 1	6,160,460
Shares issued for dividends reinvested	101,493	—
Shares redeemed	(1,327,162)	—
Net Increase (Decrease) in Shares Outstanding	5,232,525	—

[a]	Effective December 18, 2004 (commencement of initial offering) to November 30, 2005, for Class Z shares.
[b]	The fund commenced offering six classes of shares on February 2, 2004.The existing shares were redesignated
Class J shares and the fund added Class A, Class B, Class C, Class R and Class T shares.
[c]	During the period ended November 30, 2005, 159,663 Class B shares representing $3,039,123 were automatically converted to 158,489 Class A shares and during the period ended November 30, 2004, 23,015
Class B shares representing $427,083 were automatically converted to 22,913 Class A shares.
See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Year Ended November 30,

Class A Shares	2005	2004[a]

Per Share Data ($):
Net asset value, beginning of period	19.30	18.86
Investment Operations:
Investment income—net [b]	.28	.28
Net realized and unrealized gain
(loss) on investments	(.12)	.16
Total from Investment Operations	.16	.44
Distributions:
Dividends from investment income—net	(.19)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.31)	—
Net asset value, end of period	19.15	19.30

Total Return (%) [c]	.77	2.33[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21	1.03[d]
Ratio of net expenses to average net assets	1.21	1.03[d]
Ratio of net investment income
to average net assets	1.43	1.52[d]
Portfolio Turnover Rate	39.39	32.41

Net Assets, end of period ($ X 1,000)	274,871	214,949
[a]	From February 2, 2004 (commencement of operations) to November 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)
	Year Ended November 30,

Class B Shares	2005	2004[a]

Per Share Data ($):
Net asset value, beginning of period	19.17	18.86
Investment Operations:
Investment income—net [b]	.12	.15
Net realized and unrealized gain
(loss) on investments	(.11)	.16
Total from Investment Operations	.01	.31
Distributions:
Dividends from investment income—net	(.12)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.24)	—
Net asset value, end of period	18.94	19.17

Total Return (%) [c]	(.02)	1.64[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.00	1.70[d]
Ratio of net expenses to average net assets	2.00	1.70[d]
Ratio of net investment income
to average net assets	.64	.83[d]
Portfolio Turnover Rate	39.39	32.41

Net Assets, end of period ($ X 1,000)	186,377	134,791
[a]	From February 2, 2004 (commencement of operations) to November 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

26

	Year Ended November 30,

Class C Shares	2005	2004[a]

Per Share Data ($):
Net asset value, beginning of period	19.19	18.86
Investment Operations:
Investment income—net [b]	.13	.16
Net realized and unrealized gain
(loss) on investments	(.11)	.17
Total from Investment Operations	.02	.33
Distributions:
Dividends from investment income—net	(.11)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.23)	—
Net asset value, end of period	18.98	19.19

Total Return (%) [c]	.06	1.75[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.94	1.64[d]
Ratio of net expenses to average net assets	1.94	1.64[d]
Ratio of net investment income
to average net assets	.70	.84[d]
Portfolio Turnover Rate	39.39	32.41

Net Assets, end of period ($ X 1,000)	157,982	121,545
[a]	From February 2, 2004 (commencement of operations) to November 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)
	Year Ended November 30,

Class R Shares	2005	2004[a]

Per Share Data ($):
Net asset value, beginning of period	19.31	18.86
Investment Operations:
Investment income—net [b]	.32	.35
Net realized and unrealized gain
(loss) on investments	(.13)	.10
Total from Investment Operations	.19	.45
Distributions:
Dividends from investment income—net	(.21)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.33)	—
Net asset value, end of period	19.17	19.31

Total Return (%)	.95	2.38[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	.97[c]
Ratio of net expenses to average net assets	1.00	.97[c]
Ratio of net investment income
to average net assets	1.64	2.11[c]
Portfolio Turnover Rate	39.39	32.41

Net Assets, end of period ($ X 1,000)	755	416

[a]	From February 2, 2004 (commencement of operations) to November 30, 2004.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

28

	Year Ended November 30,

Class T Shares	2005	2004[a]

Per Share Data ($):
Net asset value, beginning of period	19.26	18.86
Investment Operations:
Investment income—net [b]	.22	.23
Net realized and unrealized gain
(loss) on investments	(.11)	.17
Total from Investment Operations	.11	.40
Distributions:
Dividends from investment income—net	(.16)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.28)	—
Net asset value, end of period	19.09	19.26

Total Return (%) [c]	.52	2.12[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.49	1.26[d]
Ratio of net expenses to average net assets	1.49	1.26[d]
Ratio of net investment income
to average net assets	1.15	1.19[d]
Portfolio Turnover Rate	39.39	32.41

Net Assets, end of period ($ X 1,000)	2,915	2,508
[a]	From February 2, 2004 (commencement of operations) to November 30, 2004.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)
		Year Ended November 30,

Class J Shares	2005	2004[a]	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	19.35	18.05	16.37	18.66	19.21
Investment Operations:
Investment income—net	.31[b]	.34[b]	.25	.26	.26
Net realized and unrealized
gain (loss) on investments	(.11)	1.21	1.69	(.98)	1.54
Total from Investment Operations	.20	1.55	1.94	(.72)	1.80
Distributions:
Dividends from investment income—net	(.21)	(.25)	(.26)	(.26)	(.27)
Dividends from net realized
gain on investments	(.12)	—	—	(1.31)	(2.08)
Total Distributions	(.33)	(.25)	(.26)	(1.57)	(2.35)
Net asset value, end of period	19.22	19.35	18.05	16.37	18.66

Total Return (%)	.97	8.69	12.05	(4.07)	10.75

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02	.95	1.08	1.11	1.17
Ratio of net expenses
to average net assets	1.01	.95	1.07	1.10	1.15
Ratio of net investment income
to average net assets	1.62	1.79	1.90	1.91	1.73
Portfolio Turnover Rate	39.39	32.41	41.73	79.24	58.23

Net Assets, end of period ($ X 1,000)	204,901	245,171	216,991	138,027	83,800
[a] The fund commenced offering six classes of shares on February 2, 2004.The existing shares were redesignated
Class J shares.
b Based on average shares outstanding at each month end.

See notes to financial statements.

30

Year Ended
Class Z Shares	November 30, 2005[a]

Per Share Data ($):
Net asset value, beginning of period	19.60
Investment Operations:
Investment income—net [b]	.29
Net realized and unrealized
gain (loss) on investments	(.40)
Total from Investment Operations	(.11)
Distributions:
Dividends from investment income—net	(.21)
Dividends from net realized gain on investments	(.12)
Total Distributions	(.33)
Net asset value, end of period	19.16

Total Return (%) [c]	(.59)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	1.15
Ratio of net expenses to average net assets [c]	1.02
Ratio of net investment income
to average net assets [c]	1.51
Portfolio Turnover Rate	39.39

Net Assets, end of period ($ X 1,000)	100,250

[a] From December 18, 2004 (commencement of initial offering) to November 30, 2005.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS

32

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Balanced Opportunity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks a high total return through a combination of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Wisconsin Capital Management, Inc. (“Wisconsin Capital”) serves as the fund’s sub-investment adviser.

As of the close of business on December 17, 2004, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Balanced Fund, Inc. were transferred to the fund. Shareholders of Dreyfus Balanced Fund, Inc. received Class Z shares of the fund, in an amount equal to the aggregate net asset value of their investment in Dreyfus Balanced Fund, Inc. at the time of the exchange. The net asset value of the fund’s Class Z shares at the close of business on December 17, 2004, after the reorganization, was $19.60 per share, and a total of 6,160,460 Class Z shares representing net assets of $120,745,007 (including $13,596,353 net unrealized appreciation on investments were issued to Dreyfus Balanced Fund, Inc. shareholders in the exchange.The exchange was a tax-free event to shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R, Class T, Class J and Class Z shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class R, Class J and Class Z shares are sold at net asset value per share. Class R shares are sold only to institutional investors and Class J and Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

In the normal course of business, the fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of loss to be remote.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices,

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Debt securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for

34

which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank, Mellon Bank, N.A., whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned and that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus. The fund is entitled to

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended November 30, 2005, pursuant to the securities lending agreement, Mellon Bank, N.A. earned revenues of $68,390 from the fund.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2005, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $10,941,790, undistributed capital gains $7,390,581 and unrealized appreciation $24,767,255. In addition, the fund had $982,956 of capital losses realized after October 31, 2005, which were deferred for tax purposes to the first day of the following fiscal year.

The fund also has an accumulated capital loss carryover of $11,020,891, which can be utilized in subsequent years subject to an annual limita-

36

tion,as prescribed under tax rules,due to the fund’s merger with Dreyfus Balanced Fund, Inc. If not applied, $5,653,722 of the capital loss carryover will expire in fiscal 2010 and $5,367,169 will expire in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2005 and November 30, 2004 were as follows: ordinary income $7,800,471 and $3,108,952 and long-term capital gains $5,241,716 and $0, respectively.

During the period ended November 30, 2005, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments on treasury inflation protected securities, the reversal of wash sales and the capital loss carryover from the merger with Dreyfus Balanced Fund, the fund increased accumulated undistributed investment income-net by $208,747, decreased accumulated net realized gain (loss) on investments by $22,924,013 and increased paid-in capital by $22,715,266. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended November 30, 2005 was approximately $48,300, with a related weighted average annualized interest rate of 4.32% .

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

payable monthly. Dreyfus has contractually agreed, until January 30, 2006, to waive receipt of its fees and/or assume the expenses of the fund, so that annual fund operating expenses for Class J, exclusive of taxes, interest, brokerage commissions, commitment fees and extraordinary expenses, do not exceed 1.11% . Dreyfus has contractually agreed until November 30, 2006, to waive receipt of its fees and/or assume the expenses of the fund, so that annual fund operating expenses for Class Z, exclusive of expenses as described above, do not exceed 1.08% .The reduction in expenses, pursuant to the undertaking, amounted to $160,093 during the period ended November 30, 2005.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Wisconsin Capital, Dreyfus has agreed to pay Wisconsin Capital a monthly fee in the amount of 100% of the management fee paid by the fund to Dreyfus for such month, less certain fees waived or expenses paid or reimbursed by Dreyfus, on the fund’s assets attributable to accounts of shareholders who have an adviser-client relationship with Wisconsin Capital, plus, with respect to all other assets of the fund, an annual fee of .30% of the value of the fund’s average daily net assets up to $300 million and .25% of the value of the fund’s average daily net assets in excess of $300 million, payable monthly.

During the period ended November 30, 2005, the Distributor advised the fund that it retained $492,523 and $2,905 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $429,241 and $86,126 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended November 30, 2005, Class B, Class C and Class T shares were charged $1,299,609, $1,153,169 and $7,591, respectively, pursuant to the Plan.

38

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2005, Class A, Class B, Class C and Class T shares were charged $679,205, $433,205, $384,389 and $7,591, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2005, Class Z shares were charged $101,189, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2005, the fund was charged $403,474 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2005, the fund was charged $67,794 pursuant to the custody agreement.

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended November 30, 2005, the fund was charged $3,453 for services performed by the Chief Compliance Officer which is included in miscellaneous expenses.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $611,157, Rule 12b-1 distribution plan fees $212,280, shareholder services plan fees $127,970, custodian fees $15,429, chief compliance officer fees $1,548 and transfer agency per account fees $63,031, which are offset against an expense reimbursement currently in effect in the amount of $11,352.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2005, amounted to $470,921,993 and $359,887,719, respectively.

At November 30, 2005, the cost of investments for federal income tax purposes was $933,600,286; accordingly, accumulated net unrealized appreciation on investments was $24,767,255, consisting of $64,828,142 gross unrealized appreciation and $40,060,887 gross unrealized depreciation.

40

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
Dreyfus Premier Balanced Opportunity Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dreyfus Premier Balanced Opportunity Fund (the “Fund”) (one of the series constituting Dreyfus Premier Manager Funds II) at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 20, 2006

The Fund 41

IMPORTANT TAX INFORMATION (Unaudited)

42

For federal tax purposes, the fund hereby designates $.1167 per share as a long-term capital gain distribution paid on December 30, 2004. The fund also hereby designates 95.14% of the ordinary dividends paid during the fiscal year ended November 30, 2005 as qualifying for the corporate dividends received deduction. For the fiscal year ended November 30, 2005, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $4,539,337 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2006 of the percentage applicable to the preparation of their 2005 income tax returns.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (2003)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board
  Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 193

———————
David P. Feldman (66)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Corporate Director & Trustee

Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director
  QMED, a medical device company, Director

No. of Portfolios for which Board Member Serves: 58

———————

Ehud Houminer (65)
Board Member (2003)

Principal Occupation During Past 5 Years:
  Executive-in-Residence at the Columbia Business School, Columbia University
  Principal of Lear,Yavitz and Associates, a management consulting firm (1996 to 2001)
Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman
No. of Portfolios for which Board Member Serves: 36

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Gloria Messinger (76)
Board Member (2003)

Principal Occupation During Past 5 Years:
  Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
  Consultant in Intellectual Property
Other Board Memberships and Affiliations:
  Yale Law School Fund, Director
  Theater for a New Audience, Inc., Director
  Brooklyn Philharmonic, Director
  New York Women's Agenda Music Performance Trust Fund, Director

No. of Portfolios for which Board Member Serves: 25

———————
T. John Szarkowski (79)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Consultant in Photography

Other Board Memberships and Affiliations:

• Photography Department at The Museum of Modern Art, Director Emeritus

No. of Portfolios for which Board Member Serves: 25

———————
Anne Wexler (75)
Board Member (2003)

Principal Occupation During Past 5 Years:

  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs
Other Board Memberships and Affiliations:
  Wilshire Mutual Funds (5 funds), Director
  Methanex Corporation, a methanol producing company, Director
  Member of the Council of Foreign Relations
  Member of the National Park Foundation

No. of Portfolios for which Board Member Serves: 36

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member
44

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
September 2003.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager . He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since September 2003.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
September 2003.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 45

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
September 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since September 2003.

Senior Accounting Manager - Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2003.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

46

NOTES

For More Information

Dreyfus Premier	Custodian

Balanced Opportunity Fund
Mellon Bank, N.A.
200 Park Avenue
One Mellon Bank Center
New York, NY 10166
Pittsburgh, PA 15258

Investment Adviser	Transfer Agent &

The Dreyfus Corporation	Dividend Disbursing Agent

200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue

Sub-Investment Adviser	New York, NY 10166

Wisconsin Capital Management, LLC	Distributor

1200 John Q. Hammons Drive
Dreyfus Service Corporation
Madison,WI 53717
200 Park Avenue

New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus Premier
Select Fund

ANNUAL REPORT November 30, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
25	Report of Independent Registered
Public Accounting Firm
26	Important Tax Information
27	Board Members Information
29	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Select Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Select Fund, covering the 12-month period from December 1, 2004, through November 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Clint A. Oppermann of Wisconsin Capital Management, LLC, the fund’s sub-investment adviser.

The U.S. economy demonstrated remarkable resiliency over the past year, expanding at a steady pace despite the headwinds of soaring energy prices, higher interest rates and the dislocations caused by the Gulf Coast hurricanes. However, after rallying in the final weeks of 2004, the U.S. stock market traded within a relatively narrow range for much of 2005, when investors responded cautiously to uncertainty regarding future business conditions.

As the end of 2005 approaches, the U.S. economy and financial markets may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on consumer spending may set the tone for the financial markets in 2006.As always, we encourage you to discuss these and other market forces with your financial advisor.

Thank you for your continued confidence and support.

The Dreyfus Corporation
December 15, 2005

2

DISCUSSION OF FUND PERFORMANCE

Clint A. Oppermann, Portfolio Manager

Wisconsin Capital Management, LLC, Sub-Investment Adviser

How did Dreyfus Premier Select Fund perform relative to its benchmark?

For the 12-month period ended November 30, 2005, the fund produced total returns of –2.52% for Class A shares, –3.08% for Class B shares, –3.00% for Class C shares, –2.37 for Class J shares, –2.29% for Class R shares and –2.68% for Class T shares.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced an 8.44% total return for the same period.2

Despite periodic bouts of volatility, stock prices generally rose in a growing U.S. economy. The fund produced lower returns than its benchmark, primarily due to our focus on large growth stocks, which, despite increasingly attractive valuations, strong business fundamentals and dominant market positions, have not yet returned to favor and have continued to lag smaller, more economically sensitive companies.

What is the fund’s investment approach?

The fund seeks a high level of capital appreciation.To pursue this goal, the fund invests in a select portfolio of common stocks in approximately 20 to 40 companies that we believe are undervalued and have the potential for growth.When selecting investments, we analyze the quality of the company and its business, as well as the company’s market valuation relative to its intrinsic business value. The fund typically invests in average or higher-quality companies when their shares are trading at substantial discounts to our estimates of their intrinsic values. We generally look for companies that meet the following criteria:

  Good growth prospects
  Leading market positions
  Consistent operating history

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)
  Capable management
  High barriers to market entry and other competitive advantages
  Attractive returns on equity and assets
  Relatively low debt burdens

We estimate a company’s intrinsic value using a proprietary statistical model based on discounted free cash flow methodologies that are “cross-checked” with historical absolute and relative valuation measures.

What other factors influenced the fund’s performance?

Despite rising interest rates, soaring energy prices and the Gulf Coast hurricanes, the U.S. economy continued to grow at a relatively moderate pace.The economy and corporate earnings were supported, in part, by persistently robust consumer spending, as individuals apparently felt comfortable spending at a time in which rising housing values produced a pronounced “wealth effect.” However, as has been the case for some time, most of the stock market’s gains were concentrated among small- and midcap companies that tend to be relatively sensitive to economic ups and downs.Although the growing economy also benefited the business fundamentals of larger, blue-chip companies, their stocks generally continued to languish. In addition, company-specific problems hurt the stocks of a handful of leading companies in the health care and financial sectors. However, we remain confident that our focus on well-established companies with stable earnings, high returns on equity, positive cash flows and strong balance sheets will fare better when they return to favor among investors.

During the reporting period, the fund received disappointing results from for-profit education providers, which were hurt by industry-wide issues that we regard as temporary. Results from the financial sector were hindered by accounting-related issues at government-sponsored mortgage agency Fannie Mae, and some consumer discretionary companies suffered amid concerns that high energy prices might constrain consumer spending. On the other hand, the fund participated in gains in a variety of holdings, including drug distributor Cardinal Health, insurer American International Group and pharmaceutical manufacturer Schering-Plough.

4

What is the fund’s current strategy?

It is difficult to remember a time when we have been more enthusiastic about the prospects of blue-chip companies. As of the reporting period’s end, many of the world’s most recognizable and successful companies were selling at valuations well below their historical norms. Accordingly, we have added to many of the fund’s positions during this period of relative weakness.

In addition, we have identified a number of long-term trends that we believe appear poised to support business conditions in certain industries. For example, insurance companies may benefit from greater pricing power in the wake of the Gulf Coast hurricanes. We expect health care companies to prosper as the baby boom generation ages and needs more medical services. For-profit education providers should see enrollments increase as employment opportunities shift from heavy industry to more service-oriented jobs. And a number of industrial and technology companies may benefit from a long-awaited recovery in corporate spending. In our view, the fund is well-positioned as the economy moves to the next phase of its cycle and investors once again recognize the intrinsic value of large-cap growth companies.

December 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class
C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided for Class J reflects the absorption of certain expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 25, 2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s Class J shares return would have been lower. Performance figures for each share class represent the performance of the predecessor fund for the period prior to
February 25, 2005.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class R, Class T and Class J shares of Dreyfus Premier Select Fund on 12/3/01 (inception date) to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

As of the close of business on February 25, 2005, Dreyfus Premier Select Fund (the “fund”) commenced operations after all of the assets of another mutual fund advised by the fund’s sub-investment adviser,Thompson Plumb Select Fund (“predecessor fund”), were transferred to the fund in exchange for Class J shares of the fund in a tax-free reorganization. Class J shares are closed to new investors. On that date, the fund began to offer Class A, B, C, R and T shares, which are subject to sales charges and additional expenses that the Class J shares are not.The performance figures for Class A, Class B, Class C, Class R and Class T shares in the line graph above include the performance of the predecessor fund from December 3, 2001, to February 25, 2005, and are adjusted to reflect the applicable sales loads and expenses. The fund’s performance shown in the line graph takes into account the maximum initial sales charges on Class A and Class T shares, the applicable contingent deferred sales charge on Class B shares and all other applicable fees and expenses on all classes.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance. The index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 11/30/05

	Inception		From
	Date	1 Year	Inception

Class A shares
with maximum sales charge (5.75%)	12/3/01	(8.10)%	4.24%
without sales charge	12/3/01	(2.52)%	5.80%
Class B shares
with applicable redemption charge †	12/3/01	(6.92)%	5.00%
without redemption	12/3/01	(3.08)%	5.64%
Class C shares
with applicable redemption charge ††	12/3/01	(3.96)%	5.67%
without redemption	12/3/01	(3.00)%	5.67%
Class J shares	12/3/01	(2.37)%	5.84%
Class R shares	12/3/01	(2.29)%	5.86%
Class T shares
with applicable sales charge (4.5%)	12/3/01	(7.08)%	4.54%
without sales charge	12/3/01	(2.68)%	5.75%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The performance figures for Class A, Class B, Class C, Class R and Class T shares shown in the table include the performance of the predecessor fund from December 3, 2001, to February 25, 2005, and are adjusted to reflect the applicable sales loads and expenses.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Select Fund from June 1, 2005 to November 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2005
	Class A	Class B	Class C	Class R	Class T	Class J

Expenses paid
per $1,000 †	$ 7.49	$ 12.42	$ 11.11	$ 6.23	$ 8.86	$ 6.28
Ending value
(after expenses)	$954.00	$950.80	$951.60	$955.60	$953.20	$955.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2005
	Class A	Class B	Class C	Class R	Class T	Class J

Expenses paid
per $1,000 †	$ 7.74	$ 12.81	$ 11.46	$ 6.43	$ 9.15	$ 6.48
Ending value
(after expenses)	$1,017.40	$1,012.33	$1,013.69	$1,018.70	$1,015.99	$1,018.65

† Expenses are equal to the fund’s annualized expense ratio of 1.53% for Class A shares, 2.54% for Class B shares,
2.27% fo Class C shares, 1.27% for Class R, 1.81% for Class T and 1.28% for Class J; multiplied by the average account value over the period, multiplied by 183/365(to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
November 30, 2005

Common Stocks—99.6%	Shares		Value ($)

Consumer Discretionary—11.7%
Cabela’s, Cl. A	65,000	[a]	1,131,000
Interpublic Group of Cos.	137,000	[a]	1,276,840
Liberty Media, Cl. A	90,000	[a]	691,200
Time Warner	31,000		557,380
			3,656,420
Consumer Staples—4.4%
Coca-Cola	32,000		1,366,080
Financial—11.5%
Doral Financial	130,000		1,313,000
Fannie Mae	48,000		2,306,400
			3,619,400
Health Care—20.0%
Bristol-Myers Squibb	24,000		518,160
Cardinal Health	22,000		1,406,900
Merck & Co.	45,000		1,323,000
Pfizer	83,000		1,759,600
Wright Medical Group	65,000	[a]	1,260,350
			6,268,010
Industrial—21.2%
Career Education	90,000	[a]	3,357,000
Corinthian Colleges	270,000	[a]	3,269,700
			6,626,700
Information Technology—17.1%
BISYS Group	85,000	[a]	1,139,000
Electronic Data Systems	72,000		1,659,600
First Data	13,000		562,510
Lexmark International, Cl. A	23,000	[a]	1,095,260
Microsoft	32,000		886,720
			5,343,090

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)		Shares	Value ($)

Insurance—13.7%
American International Group		21,000	1,409,940
Berkshire Hathaway, Cl. A		16 [a]	1,430,240
Marsh & McLennan Cos.		47,000	1,451,830
			4,292,010

Total Investments (cost $29,824,084)		99.6%	31,171,710
Cash and Receivables (Net)		.4%	129,654
Net Assets		100.0%	31,301,364

[a] Non-income producing.

Portfolio Summary †
	Value (%)		Value (%)

Industrial	21.2	Consumer Discretionary	11.7
Health Care	20.0	Financial	11.5
Information Technology	17.1	Consumer Staples	4.4
Insurance	13.7		99.6

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2005

	Cost	Value

Assets ($):
Investments in securities-See Statement of Investments	29,824,084	31,171,710
Receivable for investment securities sold		94,766
Dividends and interest receivable		64,016
Receivable for shares of Beneficial Interest subscribed		843
Prepaid expenses		41,820
		31,373,155

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		20,460
Cash overdraft due to Custodian		11,595
Payable for shares of Beneficial Interest redeemed		608
Accrued expenses		39,128
		71,791

Net Assets ($)		31,301,364

Composition of Net Assets ($):
Paid-in capital		27,894,333
Accumulated undistributed investment income—net		54,556
Accumulated net realized gain (loss) on investments		2,004,849
Accumulated net unrealized appreciation
(depreciation) on investments		1,347,626

Net Assets ($)		31,301,364

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T	Class J

Net Assets ($)	657,235	18,781	955	963	4,774	30,618,656
Shares Outstanding	53,655	1,542	78.430	78.430	390.440	2,494,970

Net Asset
Value Per Share ($)	12.25	12.18	12.18	12.28	12.23	12.27

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Year Ended November 30, 2005

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	383,760
Affiliated issuers	46,827
Interest	77,838
Total Income	508,425
Expenses:
Investment advisory fee—Note 3(a)	289,224
Registration fees	87,204
Auditing fees	50,954
Shareholder servicing costs—Note 3(c)	27,760
Administrative and accounting services fees—Note 3(a)	12,279
Prospectus and shareholders’ reports	9,845
Legal fees	6,456
Custodian fees—Note 3(c)	5,735
Trustees’ fees and expenses—Note 3(d)	4,197
Loan commitment fees—Note 2	53
Distribution fees—Note 3(b)	18
Miscellaneous	16,648
Total Expenses	510,373
Less—reduction in expenses
due to undertaking—Note 3(a)	(73,878)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(635)
Net Expenses	435,860
Investment Income—Net	72,565

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,044,171
Net change in unrealized appreciation (depreciation) on investments	(2,978,035)
Net Realized and Unrealized Gain (Loss) on Investments	(933,864)
Net (Decrease) in Net Assets Resulting from Operations	(861,299)

See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2005 [a]	2004 [b]

Operations ($):
Investment income—net	72,565	101,629
Net realized gain (loss) on investments	2,044,171	3,648,863
Net change in unrealized appreciation
(depreciation) on investments	(2,978,035)	1,334,754
Net Increase (Decrease) in Net Assets
Resulting from Operations	(861,299)	5,085,246

Dividends to Shareholders from ($):
Investment income—net;
Class J shares	(101,559)	(145,547)
Net realized gain on investments;
Class J shares	(194,121)	—
Total Dividends	(295,680)	(145,547)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	678,104	—
Class B shares	18,830	—
Class C shares	1,000	—
Class R shares	1,000	—
Class T shares	5,000	—
Class J shares	10,222,919	14,945,917
Dividends reinvested;
Class J shares	262,920	115,474
Cost of shares redeemed;
Class A shares	(721)	—
Class J shares	(10,522,036)	(10,740,105)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	667,016	4,321,286
Total Increase (Decrease) in Net Assets	(489,963)	9,260,985

Net Assets ($):
Beginning of Period	31,791,327	22,530,342
End of Period	31,301,364	31,791,327
Undistributed investment income—net	54,556	83,462

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended November 30,

	2005 [a]	2004 [b]

Capital Share Transactions:
Class A
Shares sold	53,712	—
Shares redeemed	(57)	—
Net Increase (Decrease) in Shares Outstanding	53,655	—

Class B
Shares sold	1,542	—

Class C
Shares sold	78	—

Class R
Shares sold	78	—

Class T
Shares sold	390	—

Class J
Shares sold	797,178	1,327,643
Shares issued for dividends reinvested	20,240	10,643
Shares redeemed	(829,841)	(953,800)
Net Increase (Decrease) in Shares Outstanding	(12,423)	384,486

[a]	The fund commenced offering six classes of shares on February 25, 2005.The existing shares were redesignated
Class J shares and the fund added Class A, Class B, Class C, Class R and Class T shares.
[b]	Represents information for Class J shares’ predecessor,Thompson Plumb Select Fund.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund's Class J shares represents the financial highlights of the fund’s predecessor, Thompson Plumb Select Fund, before the fund commenced operations as of the close of business on February 25, 2005 and represents the performance of the fund’s Class J shares thereafter. Before the fund commenced operations, substantially all of the assets of the Thompson Plumb Select Fund were transferred to the fund’s Class J shares in a tax-free reorganization.Total return for the periods before the fund commenced operations shows how much an investment in the Thompson Plumb Select Fund held for the entire period would have increased (or decreased) during those periods, assuming all dividends and distributions were reinvested. Total return for the period since the fund commenced operations reflects how much an investment in the fund’s Class A, Class B, Class C, Class R and Class T shares held for the entire period would have increased (or decreased), assuming all dividends and distributions were reinvested.

		Year Ended November 30, [a]

	Class A	Class B	Class C	Class R	Class T
	Shares	Shares	Shares	Shares	Shares

Per Share Data ($):
Net asset value, beginning of period	12.75	12.75	12.75	12.75	12.75
Investment Operations:
Investment income (loss)—net [b]	.01	.01	(.07)	.03	(.03)
Net realized and unrealized
gain (loss) on investments	(.51)	(.58)	(.50)	(.50)	(.49)
Total from Investment Operations	(.50)	(.57)	(.57)	(.47)	(.52)
Net asset value, end of period	12.25	12.18	12.18	12.28	12.23

Total Return (%) [c]	(3.92)[d]	(4.47)[d]	(4.47)[d]	(3.69)	(4.08)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [c]	1.54	2.86	3.25	2.28	2.37
Ratio of net expenses
to average net assets [c]	1.16	1.90	1.74	.97	1.38
Ratio of net investment income
(loss) to average net assets [c]	.05	.07	(.52)	.25	(.20)
Portfolio Turnover Rate	35.26	35.26	35.26	35.26	35.26

Net Assets, end of period ($ x 1,000)	657	19	1	1	5

[a]	From February 25, 2005 (commencement of operations) to November 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Exclusive of sales charge.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
		Year Ended November 30,

Class J Shares	2005 [a]	2004	2003	2002 [b]

Per Share Data ($):
Net asset value, beginning of period	12.68	10.61	8.85	10.00
Investment Operations:
Investment income—net	.03[c]	.03	.08	.05
Net realized and unrealized
gain (loss) on investments	(.32)	2.11	1.74	(1.20)
Total from Investment Operations	(.29)	2.14	1.82	(1.15)
Distributions:
Dividends from investment income—net	(.04)	(.07)	(.06)	—
Dividends from net realized
gain on investments	(.08)	—	—	—
Total Distributions	(.12)	(.07)	(.06)	—
Net asset value, end of period	12.27	12.68	10.61	8.85

Total Return (%)	(2.37)	20.26	20.69	(11.50)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.49	1.62	1.70	1.74[e]
Ratio of net expenses to average net assets	1.28	1.30	1.30	1.30[e]
Ratio of net investment income
to average net assets	.21	.37	.89	.69[e]
Portfolio Turnover Rate	35.26	75.79	60.27	66.24[d]

Net Assets, end of period ($ x 1,000)	30,619	31,800	22,500	17,800

[a]	The fund commenced offering six classes of shares on February 25, 2005.The existing shares were redesignated
Class J shares.
[b]	From December 3, 2001 (commencement of operations) through November 30, 2002.
[c]	Based on average shares outstanding at each month end.
[d]	Not annualized.
[e]	Annualized
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Select Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks a high level of long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Effective February 25, 2005, Wisconsin Capital Management, Inc. (“Wisconsin Capital”), formerly known as Thompson Plumb & Associates, Inc. (“TPA”), serves as the fund’s sub-investment adviser.

On February 25, 2005, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board, all of the assets, subject to the liabilities, of Thompson Plumb Select Fund, a series of Thompson Plumb Funds, Inc., were transferred to Dreyfus Premier Select Fund in exchange for shares of Beneficial Interest of Dreyfus Premier Select Fund’s Class J shares of equal value on the close of business on February 25, 2005. Holders of Thompson Plumb Select Fund received Dreyfus Premier Select Fund, Class J shares, in an amount equal to the aggregate net asset value of their investment in Thompson Plumb Select Fund at the time of the exchange.The net asset value of Dreyfus Premier Select Fund’s Class J shares on February 25, 2005, before and after the reorganization, was $12.75 per share and a total of 2,780,028 Class J shares representing net assets of $35,432,302 (including $3,782,369 net unrealized appreciation on investments) were issued to Thompson Plumb Select Fund’s shareholders in the exchange.The exchange was a tax-free event to shareholders.The fund is designed to have the same investment objective and substantially similar investment policies and strategies as the Thompson Plumb Select Fund. Class J shares are closed to new investors.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R, Class T and Class J shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Class J shares were created in connection with the reorganization of the Thompson Plumb Select Fund and are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of November 30, 2005, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held 78 shares of each of the following Class B, Class C, Class R and Class T shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

In the normal course of business, the fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum expo-

18

sure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of loss to be remote.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Investments in registered investment companies are valued at their net asset value. Bid price is used when no asked price is available.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price on the principle exchange.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is accrued as earned.

The fund has an arrangement with the custodian bank, Mellon Bank, N.A., whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2005, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $924,591, undistributed capital gains $1,188,760 and unrealized appreciation $1,293,680.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2005 and November 30, 2004, were as follows: ordinary income $101,471 and $145,547 and long-term capital gains $194,209 and $0, respectively.

20

During the period ended November 30, 2005, as a result of permanent book to tax differences, primarily due to the tax treatment for reclass of dividends, the fund increased accumulated undistributed investment income-net by $88 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended November 30, 2005, the fund did not borrow under the Facility.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from February 25, 2005 until February 25, 2007, to waive receipt of its fees and/or assume the expenses of the fund, so that annual fund operating expenses for Class J shares, exclusive of taxes, interest, brokerage commissions, commitment fees and extraordinary expenses, do not exceed 1.30% . Dreyfus had undertaken from February 25, 2005 through November 30, 2005, for Class A, Class B, Class C, Class R and Class T shares, to reduce the management fee paid by the fund, if the aggregate expenses, exclusive of taxes, brokerage fee, interest on borrowings, commitment fees, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.30% of the value of their average daily net assets. Prior to the reorganization date of

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

Thompson Plumb Select Fund into the fund,Thompson Plumb Select Fund paid an advisory fee to TPA computed at the annual rate of 1% of average daily net assets up to $50 million and .90% of average daily net assets in excess of $50 million.The reduction in expenses, pursuant to the undertakings, amounted to $73,878 during the period ended November 30, 2005.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Wisconsin Capital, Dreyfus has agreed to pay Wisconsin Capital a monthly fee in the amount of 100% of the management fee paid by the fund to Dreyfus for such month,less certain fees waived or expenses paid or reimbursed by Dreyfus, on the fund’s assets attributable to accounts of shareholders who have an adviser-client relationship with Wisconsin Capital (including the accounts of all shareholders of Thompson Plumb Select Fund as of the reorganization date who continue as shareholders of the fund following the reorganization of Thompson Plumb Select Fund), plus, with respect to all other assets of the fund, 50% of the net management fee paid to the manager on such net assets.

Pursuant to an Administrative and Accounting Services Agreement with Thompson Plumb Select Fund, TPA maintained Thompson Plumb Select Fund’s financial records in accordance with the Act, prepared all necessary statements of Thompson Plumb Select Fund and calculated the net asset value per share of Thompson Plumb Select Fund on a daily basis. As compensation for its services, Thompson Plum Select Fund paid TPA a fee computed daily and payable monthly at the annual rate of .15% of net assets up to $30 million, .10% of net assets in excess of $30 million and .025% of net assets in excess of $100 million, with a minimum fee of $30,000 per year. The calculation of daily net asset value was subcontracted to U.S. Bancorp Fund Services, resulting in a fee paid to TPA in the amount of $12,279 for the period ended February 25, 2005. This agreement was terminated as of the close of business on February 25, 2005, due to the reorganization.

During the period ended November 30, 2005, the Distributor advised the fund that it retained $1,053 from commissions earned on sales of the fund’s Class A shares.

22

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 % of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended November 30, 2005, Class B, Class C and Class T shares were charged $8, $6 and $4, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2005, Class A, Class B, Class C and Class T shares were charged $546, $3, $2 and $4, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for Class A, Class B, Class C, Class R and Class T shares of the fund. During the period ended November 30, 2005, the fund was charged $6,423 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2005, the fund was charged $2,390 pursuant to the custody agreement.

During the period ended November 30, 2005, the fund was charged $3,453 for services performed by the Chief Compliance Officer which is included in miscellaneous expenses.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $20,468, Rule 12b-1 distribution plan fees $5, shareholder services plan fees $131, custodian fees $715, chief compliance officer fees $1,548 and transfer agency per account fees $1,612, which are offset against an expense reimbursement currently in effect in the amount of $4,019.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2005, amounted to $15,775,571 and $10,678,566, respectively.

At November 30, 2005, the cost of investments for federal income tax purposes was $29,878,030 accordingly; accumulated net unrealized appreciation on investments was $1,293,680, consisting of $3,268,703 gross unrealized appreciation and $1,975,023 gross unrealized depreciation.

24

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
Dreyfus Premier Select Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dreyfus Premier Select Fund (the “Fund”, prior to February 25, 2005 known as Thompson Plumb Select Fund) (one of the Series constituting Dreyfus Premier Manager Funds II) as of November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstate-ment.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 20, 2006

The Fund 25

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates $.0767 per share as a long-term capital gain distribution of the $.1167 per share paid on December 17, 2004. The fund also hereby designates 89.40% of the ordinary dividends paid during the fiscal year ended November 30, 2005 as qualifying for the corporate dividends received deduction. For the fiscal year ended November 30, 2005, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $101,471 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2006 of the percentage applicable to the preparation of their 2005 income tax returns.

26

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (2003)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 193

———————
David P. Feldman (66)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Corporate Director & Trustee

Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director
  QMED, a medical device company, Director

No. of Portfolios for which Board Member Serves: 58

———————

Ehud Houminer (65)
Board Member (2003)

Principal Occupation During Past 5 Years:
  Executive-in-Residence at the Columbia Business School, Columbia University
  Principal of Lear,Yavitz and Associates, a management consulting firm (1996 to 2001)
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman
No. of Portfolios for which Board Member Serves: 36
Other Board Memberships and Affiliations:

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Gloria Messinger (76)
Board Member (2003)

Principal Occupation During Past 5 Years:
  Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
  Consultant in Intellectual Property
Other Board Memberships and Affiliations:
  Yale Law School Fund, Director
  Theater for a New Audience, Inc., Director
  Brooklyn Philharmonic, Director
  New York Women’s Agenda Music Performance Trust Fund, Director
No. of Portfolios for which Board Member Serves: 25

———————

T. John Szarkowski (79)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Consultant in Photography
Other Board Memberships and Affiliations:
• Photography Department at The Museum of Modern Art, Director Emeritus

No. of Portfolios for which Board Member Serves: 25

———————
Anne Wexler (75)
Board Member (2003)

Principal Occupation During Past 5 Years:

  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs
Other Board Memberships and Affiliations:
  Wilshire Mutual Funds (5 funds), Director
  Methanex Corporation, a methanol producing company, Director
  Member of the Council of Foreign Relations
  Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 36

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
September 2003.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since September 2003.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
September 2003.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 29

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990

JAMES WINDELS, Treasurer since
September 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since September 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2003.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

30

NOTES

For More Information

Dreyfus Premier	Custodian

Select Fund
Mellon Bank, N.A.
200 Park Avenue
One Mellon Bank Center
New York, NY 10166
Pittsburgh, PA 15258

Investment Adviser	Transfer Agent &

The Dreyfus Corporation	Dividend Disbursing Agent

200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue

Sub-Investment Adviser	New York, NY 10166

Wisconsin Capital Management, LLC	Distributor

1200 John Q. Hammons Drive
Dreyfus Service Corporation
Madison,WI 53717
200 Park Avenue

New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $41,000 in 2004 and $132,000 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,000 in 2004 and $3,000 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $43,708 in 2004 and $75,000 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the

Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds II

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by
Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)